Other liabilities - Provision for liabilities and charges (Details) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
Provisions for liabilities and charges
Balance at beginning of the period	£ 1,852
Expected credit losses impairment release	(83)
Currency translation and other movements	(12)
Charge to income statement	789
Release to income statement	(311)
Provisions utilised	(967)
Balance at end of the period	1,268
Customer redress
Provisions for liabilities and charges
Balance at beginning of the period	749
Currency translation and other movements	(5)
Charge to income statement	173
Release to income statement	(25)
Provisions utilised	(418)
Balance at end of the period	474
Legal proceedings provision [Member]
Provisions for liabilities and charges
Balance at beginning of the period	365
Currency translation and other movements	0
Charge to income statement	307
Release to income statement	(86)
Provisions utilised	(309)
Balance at end of the period	277
Property
Provisions for liabilities and charges
Balance at beginning of the period	271
Currency translation and other movements	2
Charge to income statement	113
Release to income statement	(118)
Provisions utilised	(37)
Balance at end of the period	231
Financial commitments and guarantees
Provisions for liabilities and charges
Balance at beginning of the period	178
Expected credit losses impairment release	(83)
Currency translation and other movements	(2)
Balance at end of the period	93
Property and other
Provisions for liabilities and charges
Balance at beginning of the period	289
Currency translation and other movements	(7)
Charge to income statement	196
Release to income statement	(82)
Provisions utilised	(203)
Balance at end of the period	£ 193